SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options Outstanding Beginning	4,859,617	4,879,617	4,703,785
Weighted Average Exercise Price Outstanding Beginning	$ 0.98	$ 0.99	$ 3.21
Weighted Average Remaining Life in Years Outstanding Beginning	6 years 2 months 12 days
Aggregate Intrinsic Value Outstanding Beginning
Number of Options Granted/Issued	2,347,835,948		245,000
Weighted Average Exercise Price Granted	$ 0.0119		$ 0.36
Number of Options Forfeited/Expired	(504,450)	(20,000)	(69,168)
Weighted Average Exercise Price Forfeited	$ 0.75	$ 1.49	$ 2.79
Number of Options Outstanding Ending	2,352,191,115	4,859,617	4,879,617
Weighted Average Exercise Price Outstanding Ending	$ 0.0139	$ 0.98	$ 0.99
Weighted Average Remaining Life In Years Outstanding Ending	9 years 4 months 24 days	6 years 2 months 12 days
Aggregate Intrinsic Value Outstanding Ending
Number of Options Exercisable Ending	1,178,631,812	4,694,955
Weighted Average Exercise Price Exercisable Ending	$ 0.0158	$ 0.99
Weighted Average Remaining Life In Years Exercisable Ending	9 years 8 months 12 days	6 years 1 month 6 days
Aggregate Intrinsic Value Exercisable Ending
Aggregate Intrinsic Value Outstanding Ending
Number of Options Exercisable Ending	1,178,631,812	4,694,955
Aggregate Intrinsic Value Exercisable Ending